INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 113,664	$ 45,315	$ 9,615
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax expense	$ 26,143	$ 10,422	$ 2,211
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	(11,255)	(5,610)	(1,701)
Non-deductible expenses	(229)	710	2,409
Tax adjustment in respect of different tax rate of foreign subsidiaries	313	226	228
Deferred taxes related to prior years	(55)	(922)	(1,576)
Previous years taxes	(136)	1,476	(147)
Change in valuation allowance	(185)	390	(2,097)
Other	(157)	(83)	63
Taxes on income	$ 14,439	$ 6,609	$ (610)
Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$ 0.25	$ 0.16	$ 0.06
Diluted	$ 0.23	$ 0.15	$ 0.06